Subsequent Events (Details Narrative) - USD ($)		12 Months Ended
	Mar. 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from Related Party Debt			$ 465,024
Share Price				$ 1.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement		$ 4,540,000
Subsequent Event [Member] | Majority Shareholder [Member]
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction		1,000,000
Forecast [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 3,000,000.0
Stock Repurchased During Period, Shares		187,745
Proceeds from Related Party Debt		$ 300,000
Forecast [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares	147,000
Share Price	$ 1.00
Forecast [Member] | EF Hutton [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		256,944
Forecast [Member] | Kingwood Capital Partners LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		20,834